SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 14 – SUBSEQUENT EVENTS

In November, 2025, following a tender carried out by Schiphol Airport, the Company was notified that it will continue providing airport security services at Schiphol Airport for a period of up to ten years, starting in 2026. Following the tender, a new organizational structure will be implemented. A joint venture will be established with Schiphol holding a 25% of the voting rights and the Company holding a 75% of the joint venture while Schiphol will not be entitled to profits from the joint venture.